Stock Based Compensation Plans (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement, Noncash Expense [Abstract]
Weighted-average grant date fair value of incentive/performance unit awards and restricted share/restricted share unit awards granted	$ 117.53	$ 149.38	$ 122.10
Total intrinsic value of incentive/performance unit and restricted share/restricted share unit awards vested during the year.	$ 218	$ 254	$ 235